Restatement of Interim Financial Information (Details) - Schedule of condensed consolidated statement of cash flows	3 Months Ended
Mar. 31, 2021 shares
As Previously Reported [Member]
Non-Cash Investing and Financing Activities:
Change in value of common stock subject to possible redemption	(9,627,188)
Adjustments [Member]
Non-Cash Investing and Financing Activities:
Change in value of common stock subject to possible redemption	46,139,280
As Restated [Member]
Non-Cash Investing and Financing Activities:
Change in value of common stock subject to possible redemption	36,512,092